Acquisitions (Tables)	12 Months Ended
Apr. 30, 2015
Acquisitions [Abstract]
Components of business acquisition purchase price

Shares issued	$2,035.5
Assumed debt from Big Heart	2,630.2
Cash consideration, net of cash acquired	1,240.0

Total purchase price	$5,905.7

Estimated fair values of the assets acquired and liabilities assumed

Assets acquired:
Trade receivables	$142.0
Inventories	257.7
Other current assets	210.7
Property, plant, and equipment	324.0
Intangible assets	4,009.8
Goodwill	2,871.2
Other noncurrent assets	38.0

Total assets acquired	$7,853.4

Liabilities assumed:
Current liabilities	$398.9
Deferred tax liabilities	1,464.0
Other noncurrent liabilities	84.8

Total liabilities assumed	$1,947.7

Net assets acquired	$5,905.7

The purchase price allocated to the identifiable intangible assets

Intangible assets with finite lives:
Customer relationships (25-year useful life)	$2,289.8
Trademarks (15-year useful life)	257.0
Intangible assets with indefinite lives:
Trademarks	1,463.0

Total intangible assets	$4,009.8

Business acquisition pro forma information

	Year Ended April 30,
	2015	2014
Net sales	$7,732.5	$7,800.7
Net income	541.8	547.7
Net income per common share – assuming dilution	4.53	4.48